Goodwill - Additional Information (Detail)		12 Months Ended
	Dec. 29, 2014 Unit	Dec. 27, 2014 USD ($)	Dec. 28, 2013 USD ($)	Dec. 29, 2012 USD ($)
Goodwill [Line Items]
Reporting unit percentage of fair value less than carrying amount		50.00%
Weightage for DCF valuation and market assessment to estimate fair value of operating unit			50.00%
Goodwill impairment			$ 68,202,000
Impairment charges recognized		$ 0	$ 0	$ 0
Subsequent Event [Member]
Goodwill [Line Items]
Total number of reporting units | Unit	11
Goodwill [Member]
Goodwill [Line Items]
Discount rate			11.00%